Funding Debts	12 Months Ended
Dec. 31, 2024
Funding Debts
Debt Instrument [Line Items]
Funding Debts

10. FUNDING DEBTS

The following table summarizes the Group’s outstanding funding debts as of December 31, 2023 and 2024, respectively:

	As of December 31,
	2023	2024
	(RMB in thousands)
Short-term:
Liabilities to funding partners	3,483,196	2,754,454
Total short-term funding debts	3,483,196	2,754,454
Long-term:
Liabilities to funding partners	455,800	1,197,211
Total long-term funding debts	455,800	1,197,211

For the years ended December 31, 2023 and 2024, the following significant activities took place related to the Group’s funding partners:

Liabilities to funding partners

The Group finances its on-balance sheet loans using the proceeds from funding partners, including the third-party investors of the consolidated Trusts and asset-backed securitized debts, and certain Institutional Funding Partners.

Those liabilities to funding partners were bearing weighted average interest rates of 9.1% and 7.4% as of December 31, 2023 and 2024, respectively. As of December 31, 2023 and 2024, funding partners funded an aggregate amount of RMB3,893 million and RMB4,380 million in outstanding financing receivables originated by the Group, respectively. As of December 31, 2023 and 2024, financing receivables amounting to RMB190 million and RMB11.9 million were pledged as collateral to secure the underlying loans funded by funding partners, respectively.